--------------------------------------------------------------------------------

    As filed with the Securities and Exchange Commission on October 21, 1999

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            (Registration No. 333-       )
                           Pre-Effective Amendment No.___
                          Post-Effective Amendment No.___

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            (Registration No. 811-       )
                                  Amendment No.___
                        (Check appropriate box or boxes)

                               HICAPS FUNDS, INC.
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

              1125 17th Street, Suite 1600, Denver, Colorado 80202
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (303) 296-2300
                                                           --------------
                               Terry L. Maltarich
                          1125 17th Street, Suite 1600
                             Denver, Colorado 80202
                             ----------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

                                 ---------------

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                     HICAPS
                                MONEY MARKET FUND












                           PROSPECTUS _________, 1999


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this Fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Fund Summary..............................................................
     Objective............................................................
     Principal Investment Strategies......................................
     Principal Risks......................................................
     Fees and Expenses....................................................

Your Account..............................................................
     How to Contact the Fund..............................................
     General Information..................................................
     When and How NAV Is Determined.......................................

How to Buy Shares of the Fund.............................................
     Types of Accounts....................................................
     By Telephone.........................................................
     By Mail..............................................................
     Automatic Investment Plans...........................................
     Transactions Through Third Parties...................................
     How to Pay for Your Purchase of Shares...............................
     Limitations on Purchases.............................................
     Canceled or Failed Payments..........................................

How to Redeem Shares of the Fund..........................................
     By Mail..............................................................
     By Wire..............................................................
     By Telephone.........................................................
     Automatic Redemption.................................................
     Signature Guarantee Requirements.....................................
     Redemption in Kind...................................................
     Lost Accounts........................................................

Dividends.................................................................

Taxes.....................................................................

Fund Management...........................................................
     Year 2000 Issues.....................................................

                                  FUND SUMMARY

This section briefly describes the objective, principal investment strategies and principal risks of the HICAPS Money Market Fund. It also provides you with information on Fund fees and expenses.

OBJECTIVE

The Fund's objective is to provide shareholders with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

As a money market fund, the Fund seeks to maintain a stable price of $1.00 per share. The Fund invests in high quality, short-term debt obligations including:

         - securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         - certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;

         - domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest;

         -   asset-backed securities; and

         -   repurchase agreements.

The Fund complies with Securities and Exchange Commission regulations that apply to money market funds. Under these regulations:

         - the average maturity of the Fund's investments (on a dollar-weighted basis) must be 90 days or less;

         - all investments must mature within 397 days from the date of purchase; and

         - all investments must be in U.S. dollar-denominated high quality securities which have been determined by the Fund's adviser to present minimal credit risks.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund attempts to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The following factors could reduce the Fund's share price:

         - there could be a sharp rise in interest rates, causing the Fund's share price to decline;

         - there could be a default or credit downgrade on a security held by the Fund, or the counterparty to a repurchase agreement could fail to honor the terms of its agreement, or could default or go into bankruptcy;

         - the risks of dollar-denominated foreign investments, such as economic and political developments, imposition of withholding taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions, might affect the payment of principal or interest on securities owned by the Fund.

In addition, the Fund's yield will fluctuate as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund, which are described below. The Fund is a no-load investment, so you will not pay any shareholder fees such as initial or deferred sales charges when you buy or sell shares. However, when you hold shares of the Fund you indirectly pay a portion of the Fund's operating expenses. These expenses are deducted from Fund assets.


          SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


          Maximum Sales Charge (Load) Imposed on Purchases                         None
          Maximum Deferred Sales Charge (Load)                                     None

          ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
          FUND ASSETS)(as a % of average net assets)
          Management Fees                                                          0.25%
          Distribution and Service (12b-1) Fees                                    0.15%
          Other Expenses*                                                          0.30%
          Total Annual Fund Operating Expenses**                                   0.70%

-------------------------
* Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's adviser has agreed to waive its fees and/or assume the expenses of the Fund so that Total Annual Fund Operating Expenses do not exceed 0.18% for the current fiscal year. The adviser may discontinue fee waivers and expense assumptions at any time after the Fund's fiscal year end.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year                                                $    74
3 years                                               $   241

                                  YOUR ACCOUNT

HOW TO CONTACT THE FUND

For more information about the Fund or your account, you may write to us at:

         HICAPS Money Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

Or you may call us toll free at (800)                         .
                                      ------------------------

GENERAL INFORMATION

You pay no sales charge to buy or sell (redeem) shares of the Fund. You may buy or redeem shares at the net asset value per share, or NAV, next calculated after the Fund's transfer agent receives your request in proper form. For instance, if the transfer agent receives your purchase request in proper form before 4 p.m., eastern time, your transaction will be priced at that day's NAV. If the transfer agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. The Fund reserves the right to refuse any purchase request.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange or the Federal Reserve Bank of New York is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The Fund's NAV is normally expected to be $1 per share.

                          HOW TO BUY SHARES OF THE FUND

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open one of the following types of accounts. There is no required minimum investment amount.

Individual, Sole Proprietorship and Joint Accounts. Individual and sole proprietorship accounts are owned by one person, while joint accounts can have two or more owners. Each individual owner of a joint account may give instructions on purchases and redemptions without notice to the other owner. Account applications and written instructions to the Fund, or requests for transactions that require a signature guarantee, must be signed by each owner exactly as their names appear on the account.

Uniform Gift or Transfer to a Minor Accounts (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. You can give up to $10,000 a year per child without paying Federal gift tax. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

Corporate and Partnership Accounts. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

         - For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

         - For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

Trust Accounts. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

Retirement Accounts. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

BY TELEPHONE

To open an account by telephone, call (xxx) xxx-xxxx to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

         Union Bank of California
         ABA # _____________________
         Account # ________________
         F/B/O Shareholder Account No. ___________________

You will then need to mail a signed account application to:

         HICAPS Money Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5786
         Hauppauge, NY 11788-0786

BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:

         HICAPS Money Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5786
         Hauppauge, NY 11788-0786

AUTOMATIC INVESTMENT PLANS

You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse payment ("ACH").

To open an Automatic Investment Plan account ("AIP"), call or write to us to request an "Automatic Investment" form. Complete and sign the form, and return it to us together with a voided check for the account from which payments will be made.

TRANSACTIONS THROUGH THIRD PARTIES

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse payment, or wire. All payments must be in U.S. dollars.

Checks. All checks must be drawn on U.S. banks and made payable to "HICAPS Money Market Fund". No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH Payments. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Fund's transfer agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

                        HOW TO REDEEM SHARES OF THE FUND

The Fund processes redemption orders promptly. Your shares will be redeemed at the NAV next determined after we receive your redemption request in good order.

We normally will send out checks or wire funds within one business day, and in any event not more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to fifteen business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

BY MAIL

To redeem shares by mail, prepare a written request including:

         -   Your name(s) and signature(s);

         -   The name of the Fund, and your account number;

         -   The dollar amount or number of shares you want to redeem;

         -   How and where to send your proceeds;

         - A signature guarantee, if required (see "Signature Guarantee Requirements" below); and

         -   Any other required documentation, such as a corporate resolution.

Mail your request and documentation to

         HICAPS Money Market Fund
         c/o American Data Services, Inc.
         P.O. Box 5786
         Hauppauge, NY 11788-0786

BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $10,000 or more.

To request a wire redemption, mail us your request (see "By Mail"), or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - see "By Wire" above).

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Fund's transfer agent will be responsible for any losses to due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

         -   Redemption of over $5,000 worth of shares;

         -   Changes to a shareholder's record name or address;

         - Redemption from an account for which the address or account registration has changed within the last 30 days;

         - Sending proceeds to any person, address, brokerage firm or bank account not on record;

         - Sending proceeds to an account with a different registration (name or ownership) from yours; and

         - Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, or any other election in connection with your account.

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

LOST ACCOUNTS

The Fund's transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the transfer agent will be reinvested and the checks will be canceled.

                                    DIVIDENDS

Dividends from the Fund's net investment income are declared daily and paid once a month. Because the Fund is managed to maintain a constant share price, it is not expected to make any capital gains distributions. Your dividends will be reinvested in additional shares of the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In order to earn dividends on a purchase of Fund shares on the day of purchase, the Fund's transfer agent must receive payment in federal funds before 12:00 noon, Mountain time, on that day. Purchases made by payment in other forms, or payments in federal funds received after 12:00 noon but before the close of the New York Stock Exchange, will begin to earn dividends on the next business day. In the case of redemptions, if the Fund receives your redemption order before 12:00 noon, Mountain time, we well try to transmit payment of redemption proceeds on that same day and you will not earn dividends for that day. If your redemption request is received after 12:00 noon, Mountain time, and before the close of trading on the New York Stock Exchange, you will earn dividends on that day and we generally will transmit payment on the next business day.

                                      TAXES

Dividends you receive from the Fund generally will be taxable as ordinary income, whether you receive them in cash or reinvest them (unless your investment is in an IRA or other tax advantaged account). However, because everyone's tax situation is unique, be sure to consult with your tax adviser.

You will receive an annual tax statement from the Fund containing information about the tax status of the year's dividends.

                                 FUND MANAGEMENT

Hanifen, Imhoff Capital Services Inc. ("HICAPS") is the Fund's investment adviser. HICAPS is a newly formed, registered investment adviser located at 1125 17th Street, Suite 1600, Denver, Colorado 80202.

The Fund has entered into a Investment Advisory Agreement with HICAPS under which HICAPS provides the Fund with investment advisory services and is responsible for managing the Fund's business affairs, subject to the authority of the Board of Directors. The Fund pays the investment adviser a monthly fee for providing investment advisory services. On an annual basis, this fee is equal to 0.25% of the Fund's average daily net assets. HICAPS has agreed to waive receipt of its its advisory fee and/or assume the expenses of the Fund so that total annual fund operating expenses do not exceed 0.18% of the Fund's average daily net assets for the current fiscal year. HICAPS may discontinue fee waivers and expense assumptions at any time after the Fund's fiscal year end.

YEAR 2000 ISSUES

The Fund could be adversely affected if the computer systems used by HICAPS and the Fund's transfer agent, administrator, and other third party service providers do not properly process and calculate date-related information from and after January 1, 2000. HICAPS is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the Fund's investments and its yield and share price.

               FOR MORE INFORMATION ABOUT HICAPS MONEY MARKET FUND

The Fund's statement of additional information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus). Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. You may obtain free copies of these materials by calling the Fund toll free at 1-800-945-3863.

You may also obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1/800-SEC-0330.

Information about the Fund is also available on the Internet. Text only versions of fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811-

                            HICAPS MONEY MARKET FUND
                                   A SERIES OF
                               HICAPS FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED      , 1999
                                    ------



         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus for HICAPS Money
Market Fund (the "Fund") dated     , 1999. This Statement of Additional
Information is incorporated into the Fund's Prospectus by reference. Copies of the Fund's Prospectus are available, without charge, by calling (800)_______ or writing to HICAPS Money Market fund, c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                          ----

GENERAL INFORMATION......................................................................................    1

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS...............................................................    1

INVESTMENT RESTRICTIONS..................................................................................    6

PORTFOLIO TURNOVER.......................................................................................    7

DIRECTORS AND EXECUTIVE OFFICERS.........................................................................    7

INVESTMENT ADVISORY AND OTHER SERVICES...................................................................    8

SHAREHOLDER SERVICES PLAN................................................................................   10

PORTFOLIO TRANSACTIONS...................................................................................   10

CAPITAL STOCK............................................................................................   11

NET ASSET VALUE AND PUBLIC OFFERING PRICE................................................................   12

VALUATION OF PORTFOLIO SECURITIES........................................................................   12

TAXES....................................................................................................   12

CALCULATION OF PERFORMANCE DATA..........................................................................   13

COMMERCIAL PAPER AND BOND RATINGS........................................................................   14

FINANCIAL STATEMENTS.....................................................................................   16

                               GENERAL INFORMATION

         HICAPS Money Market Fund (the "Fund") is a diversified series of HICAPS Funds, Inc. ("HFI"), an open-end, management investment company. HFI was incorporated under the laws of the State of Minnesota on October 19, 1999 and is a "series" investment company with one series of shares currently outstanding (Series A, which consists of the shares of the Fund). Hanifen, Imhoff Capital Services Inc. (the "Advisor") is the Fund's investment advisor.

         The Bylaws of HFI provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the Investment Company Act of 1940 (the "1940 Act"). Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of HFI may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of HFI. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of HFI. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

         The Fund's investment objective is to provide shareholders with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This objective may not be changed without shareholder approval. The principal investment strategies used by the Fund in attempting to achieve its objective are set forth in the Fund's current Prospectuses under "Fund Summary." This Section describes these principal investment strategies in more detail and also describes secondary investment strategies of the Fund.

         If a percentage limitation under this section or under "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the Fund's limitation on borrowing.

RULE 2a-7

         The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to the other policies and restrictions discussed herein and in the Prospectus. Rule 2a-7 requires that the Fund invest exclusively in securities that mature within 397 days from the date of purchase and that it maintain an average dollar weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Advisor to determine that the Fund's investments present only "minimal credit risks" and are Eligible Securities, pursuant to the oversight of, and written guidelines and procedures established by, the Fund's Board of Directors.

         Rule 2a-7 requires that the Fund may not invest more than 5% of its total assets in the securities of a single issuer (measured at the time of purchase) other than United States "Government Securities" (as defined in the 1940 Act), provided that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof, but the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that (1) 95% of the assets of the Fund be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1), (2) the Fund may not invest more than 5% of its total assets in Second

Tier Securities (i.e., Eligible Securities that are not First Tier Securities) and (3) the Fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the Fund's total assets or $1,000,000.

BANK OBLIGATIONS

         The Fund may invest in commercial paper, certificates of deposit, bank notes, time deposits and bankers' acceptances issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits are not transferable and are therefore illiquid prior to their maturity. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Because the Fund may invest in securities of foreign subsidiaries or foreign branches of domestic banks, foreign banks, and domestic branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the Fund. Additionally, there may be less public information available about foreign banks and their branches. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches or subsidiaries of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. Certificates of deposit, bank notes, time deposits and bankers' acceptances issued by foreign banks and by foreign branches or subsidiaries of domestic banks will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

PARTICIPATION INTERESTS

         The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisor must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions or to maintain or improve the quality of its investment portfolio.

COMMERCIAL PAPER

         The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. Commercial paper in which the Fund invests includes variable amount master demand notes, which are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Fund may also invest in asset-backed commercial paper. See "Asset-Backed Securities" below.

CORPORATE DEBT

         The Fund may invest in nonconvertible corporate debt securities of domestic and foreign entities (for example, bonds and debentures) with no more than 397 calendar days remaining to maturity, provided such obligations are Eligible Securities. Corporate debt securities with a remaining maturity of 397 calendar days or less tend to be liquid and are traded as money market securities. Such issues tend to have greater liquidity and considerably less market value fluctuations than longer term issues.

ASSET-BACKED SECURITIES

         The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

FOREIGN SECURITIES

         The Fund may invest in U.S. dollar-denominated foreign commercial paper and other short-term debt obligations of foreign corporations.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

UNITED STATES GOVERNMENT SECURITIES

         The Fund may invest in securities issued or guaranteed as to principal or interest by the United States Government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, the Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

ZERO COUPON OBLIGATIONS

         The Fund may invest in zero coupon obligations of the U.S. government or its agencies and corporate issuers. Zero coupon obligations do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon obligations do not pay current income, their prices can be very volatile when interest rates change.

         A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros. The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeroes are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which the Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

ILLIQUID SECURITIES

         As a nonfundamental investment restriction that may be changed at any time without shareholder approval, the Fund will not invest more than 10% of its net assets in illiquid securities. A security is considered illiquid if it cannot be sold in the ordinary course of business within seven days at approximately the price at which it is valued. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms.

         The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may be restricted in its ability to sell such securities at a time when the Advisor deems it advisable to do so. In addition, in order to meet redemption requests, the Fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

         "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. In 1990, however, the SEC adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers," as defined in the rule. The result of this rule has been the development of a more liquid and efficient institutional resale market for restricted securities. Thus, restricted securities are no longer necessarily illiquid. The Fund may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors of HFI or by the Advisor subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Under these procedures, factors taken into account in determining the liquidity of a security include (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security;

and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Similar determinations may be made with respect to commercial paper issued in reliance on the so-called "private placement" exemption from registration under Section 4(2) of the 1933 Act. The Fund may invest a significant portion of its assets in this type of commercial paper.

CREDIT ENHANCEMENT AGREEMENTS

         The Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "guarantees") for the purpose of further securing the payment of principal and/or interest on the Fund's investment securities. Although each investment security, at the time it is purchased, must meet the Fund's creditworthiness criteria, guarantees sometimes are purchased from banks and other institutions when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of the Fund's securities is advisable.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with respect to the securities in which it may invest. A repurchase agreement involves the purchase by the Fund of securities with the condition that after a stated period of time the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund will suffer a loss. Repurchase agreements maturing in more than seven days are considered illiquid and subject to the Fund's restriction on investing in illiquid securities.

         The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

LENDING PORTFOLIO SECURITIES

         The Fund may lend securities from its portfolio to brokers, dealers and other institutional investors needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

FORWARD COMMITMENTS

         The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receive delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the purchase commitments.

         Securities purchased on a forward commitment or when-issued basis are subject to changes in value based on the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

BORROWING

         The Fund may borrow money, including in connection with the entry into reverse repurchase agreements described below, provided that it maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Interest paid on borrowed funds will decrease the net earning of the Fund. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund will not make any additional investments while borrowings exceed 5% of the Fund's total assets.

REVERSE REPURCHASE AGREEMENTS

         The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These transaction will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs on the money borrowed may exceed the return received on the securities purchased. To the extent the Fund enters into reverse repurchase agreements, the Fund will maintain in a segregated account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase agreement transactions as collateralized borrowings by the Fund.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. The Fund will not:

                  1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the 1940 Act, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

                  2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

                  3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions, are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks.

                  4. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

                  5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

                  6. Purchase physical commodities or contracts relating to physical commodities.

                  7. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

* As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

         In addition, as a non-fundamental policy which may be changed by the Fund's Board of Directors without shareholder approval, the Fund will not invest more than 10% of its net assets in illiquid securities.

                               PORTFOLIO TURNOVER

         The Fund may attempt to increase yield by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This policy is expected to result in high portfolio turnover. However, because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Fund invests and because the transactional costs are small, the high turnover is not expected materially to affect the Fund's net asset value or yield. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, the Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The Board of Directors of HFI is responsible for the management and supervision of the Fund. The directors and executive officers of HFI are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of HFI are identified with an asterisk.


NAME AND ADDRESS (AGE)                 POSITION WITH HFI             PRINCIPAL OCCUPATIONS DURING THE PAST
----------------------                 -----------------             -------------------------------------
                                                                     FIVE YEARS AND OTHER AFFILIATIONS
                                                                     ---------------------------------

Donna Bates Boucher (50)               Director                      President, The Bates Group, Inc., a public
8505 East Temple Drive #473                                          relations and marketing firm, since 1983.
Denver, CO 80237

Robert G. Bush (49)                    Director                      Manager/Principal, E.R.I.C. Forecasting
5723 S. Florence Street                                              Publications, an investment consulting
Englewood, CO 80111                                                  service, since 1998; prior thereto, an
                                                                     investment manager with Corinthian Capital,
                                                                     Denver Colorado, 1998; Senior Vice President
                                                                     - Investments, with Morgan Stanley Dean
                                                                     Witter from 1995 to 1997; Vice President -
                                                                     Institutional sales, with AG Edwards and Co.
                                                                     from 1992 to 1994.

John T. Hughes (62)                    Director                      Senior Vice President and Chief Investment
8515 East Orchard Road                                               Officer, The Great-West Life & Annuity
Englewood, CO 80111                                                  Insurance Company, since 1989.

Alan M. Scott (45)*                    Director                      Managing Director, Hanifen Imhoff, Inc.
1125 Seventeenth Street                                              since August 1997.  Prior thereto, head of
Suite 1600                                                           fixed income sales for Hanifen Imhoff, Inc.
Denver, CO 80202                                                     since 1987.

Howard Van Deusen(61)*                 Director                      Managing Director, Hanifen Imhoff, Inc.
1125 Seventeenth Street                                              since 1997, prior to which he had been a Vice
Suite 1600                                                           President of Hanifen Imhoff, Inc. since 1990.
Denver, CO 80202

Terry L. Maltarich (52)                President                     Vice President of Hanifen Imhoff, Inc. and
1125 Seventeenth Street                                              President of Hanifen, Imhoff Capital
Suite 1600                                                           Services, Inc. since March 1999. Prior
Denver, CO 80202                                                     thereto, portfolio manager for Colorado
                                                                     National Bank from 1995 to 1998 and public
                                                                     bond portfolio manager for Great-West Life
                                                                     Assurance Company from 1990 to 1994.

Dennis M. Kortman (53)                 Secretary and Treasurer       Chief Financial Officer of Hanifen Imhoff,
1125 Seventeenth Street                                              Inc. since August 1998. Prior thereto,
Suite 1600                                                           partner at Baird, Kurtz & Dobson, a public
Denver, CO 80202                                                     accounting firm, from June 1995 to July
                                                                     1998, and partner at McGladrey & Pullen LLP,
                                                                     a public accounting firm, from June 1983 to
                                                                     June 1995.

----------------------------------
* Directors who are "interested persons," as defined in the 1940 Act, of the Fund.

COMPENSATION

         Fund directors have agreed to serve without compensation, except that directors who are not employees or affiliates of the Fund will be reimbursed for any expenses incurred in connection with attending Board meetings.

         Under Minnesota law, each director owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and in a manner reasonably believed to be in the best interest of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law,
(c) for authorizing a dividend, stock repurchase or redemption, or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. HFI's Articles of Incorporation limit the liability of directors to the fullest extent permitted by Minnesota law and the 1940 Act.

         Minnesota law does not eliminate the duty of "care" imposed on a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Further, Minnesota law does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers. Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. The 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties of a director.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         Hanifen, Imhoff Capital Services Inc. (the "Advisor"), 1125 17th Street, Suite 1600, Denver, Colorado 80202, is a newly formed registered investment adviser. Pursuant to an Investment Advisory Agreement between HFI, on behalf of the Fund, and the Advisor (the "Advisory Agreement"), the Fund has engaged the Advisor to act as investment advisor for and to manage the investment of the Funds' assets. The Advisory Agreement requires the Fund to pay the Advisor a monthly fee equal, on an annual basis, to 0.25% of the Fund's average daily net assets. The Adviser has agreed to waive receipt of its fees and/or assume the expenses of the Fund so that total annual Fund operating expenses do not exceed 0.18% of the Fund's average daily net assets for the current fiscal year. The Adviser may discontinue fee waivers and expense assumptions at any time after the Fund's fiscal year end.

         Pursuant to the Advisory Agreement, the Advisor manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Board of Directors. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund's distributor, administrator, custodian, and transfer agent, and for periodically reporting to HFI's Board of Directors on the performance of such organizations. The Advisory Agreement requires the Advisor to arrange, if requested by HFI, for officers or employees of the Advisor to serve without compensation from HFI as directors, officers, or employees of HFI if duly elected to such positions. The Advisor will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Fund's investments and to discharge its duties as investment advisor of the Fund.

         In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. HFI may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objective and policies of the Fund. The Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time without penalty by the Board of Directors of the HFI or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to HFI, and by HFI on 60 days' notice to the Fund. The Agreement has an initial term of two years, and thereafter shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of HFI or by vote of a majority of the Fund's outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

         The Advisor may, at its option, waive any or all of its fees or reimburse Fund expenses from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless as otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

DISTRIBUTOR

         Hanifen, Imhoff Inc., 1125 17th Street South, Suite 1600, Denver, Colorado 80202 (the "Distributor" ) serves as the distributor for the shares of the Fund pursuant to a Distribution Agreement between the Distributor and HFI. The Advisor is a wholly owned subsidiary of the Distributor. Under the Distribution Agreement, the Distributor has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of Fund shares, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. As compensation for its services, the Distributor receives shareholder servicing fees pursuant to the Fund's Shareholder Services Plan discussed below. See "Shareholder Services Plan." In addition, the Advisor may pay the Distributor for providing shareholder services from the Advisor's own assets. The Distributor may use part or all of such payments and shareholder servicing fees to pay securities dealers, banks or other financial institutions in respect of these services.

         The Distribution Agreement provide that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of HFI and by the vote of the majority of those Board members of HFI who are not interested persons of HFI and who have no direct or indirect financial interest in the operation of HFI's Shareholder Services Plan or in any agreement related to such plan.

CUSTODIAN; ADMINISTRATOR; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

         Union Bank of California, 475 Sansome Street, 15th Floor, San Francisco, California 94111 (the "Custodian") acts as custodian of the Fund's assets and portfolio securities. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Fund and to delivering or disposing of them pursuant to the Fund's order. The Fund compensates the Custodian at such rates and at such times as the Fund and the Custodian may agree on in writing from time to time, and the Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Fund.

         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788-0312, acts as the Fund's administrator, transfer agent and dividend disbursing agent.

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent general counsel for the Funds.

         Baird, Kurtz & Dobson, 1700 Lincoln Street, Suite 3400, Denver, Colorado 80203, serves as the Fund's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

                            SHAREHOLDER SERVICES PLAN

         The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund pays the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Fund's shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of the Fund for that month. The Plan is a "compensation-type" plan under which the Distributor is entitled to receive the shareholder servicing fee regardless of whether its actual shareholder servicing expenses are more or less than the amount of the fee. The Plan recognizes that the Advisor may pay the Distributor for shareholder services from the Advisor's own assets.

The Adviser also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         A quarterly report of the amount expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. In addition, the Plan provides that material amendments of the Plan must be approved by Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

                             PORTFOLIO TRANSACTIONS

         As the Fund's portfolio is exclusively composed of debt, rather than equity securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Fund, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the money market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Fund may authorize the Advisor to place brokerage orders with some brokers who help distribute the Fund's shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Fund's portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Fund. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         These research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that the Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Fund.

         The Fund does not effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

                                  CAPITAL STOCK

         Each share of the Fund's common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights. Each share of the Fund has one vote. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so.

         HFI currently issues one series of common stock, which is the common stock of the Fund. However, the Board of Directors of HFI is entitled under HFI's Articles of Incorporation to issue other series of HFI's common stock without shareholder approval. Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. If HFI issued additional series of shares, shares of each series of HFI would vote together on some issues, such as the election of directors. On issues affecting only a particular series or, in the event that any series issues multiple classes of shares, a particular class, the shares of that series or class would vote as a separate series or class. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a series or to approve, disapprove or alter a distribution plan pertaining to a class.

         As of ____________, 1999, shares of the Fund had not yet been publicly offered and all of the Fund's outstanding shares were owned by ____________. As a result _______, controlled the Fund as of such date.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of the Fund equals the Fund's net asset value. No sales charges are assessed on Fund share purchases. The Fund is open for business and its net asset value per share is calculated on every day the New York Stock Exchange is open for business. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the New York Stock Exchange may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of the Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares.

         On ____________, 1999, the net asset value per share for the Fund was calculated as follows:

Net Assets ($                     )              =   Net Asset Value Per Share
-----------------------------------------------
Shares Outstanding (                        )             ($1.00)
                    ------------------------

                        VALUATION OF PORTFOLIO SECURITIES

         The Fund's portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Board of Directors has established, as a particular responsibility within the overall duty of care owed to Fund shareholders, procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00 per share. Such procedures include review of the Fund's portfolio holdings by the Directors at such intervals as they may deem appropriate to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the directors determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         The Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         It is expected that none of the distributions of the Fund's net investment income will qualify for the dividends received deduction available to corporations under the Code.

         Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, the Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

         Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, the Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax.

         The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of this Statement of Additional Information. The foregoing relates solely to federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of the Fund.

                         CALCULATION OF PERFORMANCE DATA

         The Fund may issue current yield quotations. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent.

         The Fund's effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective Yield = [(Base Period Return +1)365/7] -1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with other investment alternatives. However, the Fund's yield fluctuates, unlike investments which pay a fixed yield for a stated period of time. Yields for the Fund are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Fund's yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur

         In addition to advertising yield, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report and other industry publications and other entities or organizations which track the performance of investment companies. Performance information for the Fund also may be compared to various unmanaged indices. Unmanaged indices do not reflect deductions for administrative and management costs and expenses. The Fund may also include in advertisements and communications to Fund shareholders evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Institutional Investor, Investor's Daily, Money, Kiplinger's Personal Finance Magazine, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

                        COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

         Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further defined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                  PRIME-1...................................  Superior capacity for repayment

                  PRIME-2...................................  Strong capacity for repayment

                  PRIME-3...................................  Acceptable capacity for repayment

CORPORATE BOND RATINGS

Standard & Poor's ratings for corporate bonds include the following:

         Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

Moody's ratings for corporate bonds include the following:

         Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

                              FINANCIAL STATEMENTS

                                     PART C

                               HICAPS Funds, Inc.

                                OTHER INFORMATION

Item 23.          Exhibits

       The Fund is filing the following exhibits:

       (a)      Articles of Incorporation (1)
       (b)      Bylaws (1)
       (c)      Instruments Defining Rights of Security Holders - not applicable
       (d)      Investment Advisory Agreement (2)
       (e)(i)   Distribution Agreement (2)
       (e)(ii)  Form of Selected Dealer Agreement (2)
       (f)      Bonus or Profit Sharing Contracts - not applicable
       (g)      Custody Agreement (2)
       (h)      Other Material Contracts - not applicable
       (i)      Opinion and Consent of Dorsey & Whitney LLP (2)
       (j)      Consent of Baird, Kurtz & Dobson (2)
       (k)      Omitted Financial Statements  - not applicable
       (l)      Initial Capital Agreements - not applicable
       (m)      Service Plan (2)
       (n)      Rule 18f-3 Plan - not applicable

--------------------

(1)      Filed herewith.
(2)      To be filed by amendment.

Item 24.          Persons Controlled by or Under Common Control with the Fund

         The following is a list of all persons directly or indirectly controlled by or under common control with the Fund:

         No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.           Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Fund is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

         The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant will comply with the indemnification requirements of Investment Company Act Releases 7221 (June 9, 1972) and 11330 (September 2,
1980).

Item 26.          Business and Other Connections of the Investment Adviser

         Describe any other business, profession, vocation or employment of a substantial nature that each investment adviser, and each director, officer or partner of the adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

         Information on the business of the Adviser is described in the Statement of Additional Information.

         The officers and directors of the Adviser, and information on their employment during the last two fiscal years, are as follows:

NAME                                    POSITION WITH ADVISER                   EMPLOYMENT DURING THE PAST TWO YEARS
----                                    ---------------------                   ------------------------------------
Alan M. Scott                           Director                                Managing Director, Hanifen
                                                                                Imhoff, Inc. since August
                                                                                1997.

Michael F. Imhoff                       Director                                Managing Director of Fixed
                                                                                Income Capital Markets for
                                                                                Hanifen, Imhoff Inc. since
                                                                                August 1997.

Terry Maltarich                         President and Director                  Vice President of Hanifen
                                                                                Imhoff, Inc. and President of
                                                                                Hanifen, Imhoff Capital
                                                                                Services, Inc. since March
                                                                                1999.  Prior thereto, portfolio
                                                                                manager for Colorado
                                                                                National Bank from 1995 to
                                                                                1998.

Howard Van Deusen                       Secretary and Director                  Managing Director, Hanifen
                                                                                Imhoff, Inc. since August
                                                                                1997.



Item 27.          Principal Underwriters

         (a) State the name of each investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

         None.

         (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in response to
Item 20.

         Name and                              Positions and Offices                  Positions and Offices
         Address                                 with Underwriter                       with Fund
---------------------------                 -----------------------------            ----------------------
Walter F. Imhoff                            Chairman of the Board                      None
14032 East IDA Place                        President, Board of Directors
Greenwood Village, CO 80111


Warren N. Eckloff, Jr.                      Managing Director, Executive               None
6356 Tufts Avenue                           Vice President, Secretary of
Cherry Hills Village, CO 80111              the Board of Directors

Gerard F. Hallaren                          Managing Director, Executive               None
6391 South Zenobia Court                    Vice President and Member of
Littleton, CO 80126                         the Board of Directors

Michael F. Imhoff                           Managing Director, Executive               None
9132 South Roundtree Drive                  Vice President, Treasurer of
Littleton, CO 80126                         the Board of Directors

John Kucera                                 Managing Director, Executive               None
6178 South Alton Way                        Vice President, Assistant
Greenwood Village, CO 80111                 Secretary of the Board of
                                            Directors

Barry Philip Ollman                         Principal, Member of the                   None
9555 Poundstone Place                       Board of Directors
Greenwood Village, CO 80111

Alan M. Scott                               Managing Director, Executive               Director
936 Detroit Street                          Vice President, Member of
Denver, CO 80206                            the Board of Directors

James C. Sepenzis                           Principal, Member of the                   None
4660 South Franklin Street                  Board of Directors
Engelwood, CO 80110

Howard C. Van Deusen                        Managing Director, Executive               Director
3272 Fourth Street                          Vice President, Member of
Boulder, CO 80304                           the Board of Directors

Christopher Diiorio                         Managing Director                          None
4891 Christensen Drive
Littleton, CO 80123

Dennis M. Kortman                           Managing Director and Chief                None
45 Riviera Court                            Financial Officer
Columbine Valley, CO 80123

Toby J. Petersen                            Managing Director                          None
2578 South Medinah Drive
Evergreen, CO 80439


Gary Akers                                  Senior Vice President                      None
1359 Bristol Park Place
Lake Mary, FL 32746

David Bell                                  Senior Vice President                      None
10316 King Court
Westminster, CO 80030

Steve Bell                                  Managing Director and                      None
15463 West 73rd Avenue                      Senior Vice President
Arvada, CO 80007

Keith Douglass                              Managing Director and                      None
3001 South Emerson                          Senior Vice President
Englewood, CO 80110

Mark C. Koza                                Senior Vice President                      None
4 Goshawk Lane
Littleton, CO 80127

Jeffrey T. Larson                           Managing Director and                      None
855 Bentley Green Circle                    Senior Vice President
Winter Springs, FL 32708

David Margarone                             Senior Vice President                      None
104 - 8th Street East
Tierra Verde, FL 33715

Ernie Perez                                 Senior Vice President                      None
7540 East Harvard, #102
Denver, CO 80231

Lester A. Willson                           Senior Vice President                      None
2806 South Fig Street
Lakewood, CO 80228

Jeffrey L. Beach                            Principal                                  None
1616 Marmot Lane
Evergreen, CO 80439

Cindy Heigman                               Principal                                  None
3333 East Bayaud Avenue, #813
Denver, CO 80209

Christian Jensen                            Principal                                  None
2 Finch
Littleton, CO 80127

William V. Dunn                             Principal                                  None
330 Grape Street
Denver, CO 80220

Bennie W. Hasten                            Principal                                  None
366 Elm Street
Denver, CO 80220

Russell T. Welty                            Principal                                  None
391 South Race Street
Denver, CO 80203

John R. Buck                                Vice President                             None
5941 South Dayton Court
Engelwood, CO 80111

David Cheung                                Vice President and                         None
4013 West 103rd Avenue                      Compliance Officer
Westminster, CO 80030

Gary Clark                                  Vice President                             None
1470 South Quebec Way, #33
Denver, CO 80231

Sam Ezrol                                   Vice President                             None
16431 Quail Ridge Court
Morrison, CO 80465

Debra Freeman                               Vice President                             None
5405 East Knoll Place
Highlands Ranch, CO 80125

Timothy P. Gaudette                         Vice President                             None
2601 Dahlia Street
Denver, CO 80207

Dennis Goldman                              Vice President                             None
2510 Juniper Avenue, #3
Boulder, CO 80304

Daniel Hemminger                            Vice President                             None
3524 Vallejo
Denver, CO 80211

Ralph D. Janitell                           Vice President                             None
7726 South Flanders Street
Aurora, CO 80016

Fred Koch                                   Vice President                             None
764 Gilpin Street
Denver, CO 80218

Stacey Lucas                                Vice President and Manager-                None
6310 East 121st Drive                       Human Resources
Brighton, CO 80601

Terry Maltarich                             Vice President                             None
9322 South Crestmore Way
Highlands Ranch, CO 80126

Deidre Marrin                               Vice President                             None
3100 Cherry Creek Dr. S., #1203
Denver, CO 80209

Jojy Mathew                                 Vice President                             None
7476 East Arkansas Ave., #207
Denver, CO 80231

Jon Moellenberg                             Vice President                             None
3890 South Skyline Drive
Evergreen, CO 80439

Ronald D. New                               Vice President                             None
980 Simms Street, #9115
Golden, CO 80401

Susan Roushey                               Vice President and                         None
9360 West Ute Drive                         Controller
Littleton, CO 80123

Ed Stull                                    Vice President                             None
6239 Donegal Drive
Orlando, FL 32819

Andy Vietor                                 Vice President                             None
9071 East Mississippi Ave., #32F
Denver, CO 80231

Michale Crisler                             Assistant Vice President                   None
6732 West Coal Mine Ave., #165
Littleton, CO 80123

Lawrence Marx, IV                           Assistant Vice President                   None
239 Ash Street
Denver, CO 80220

Carlos Pereda                               Assistant Vice President                   None
1630 Oneco Avenue
Winter Park, FL 32789

Lorie Robinson                              Assistant Vice President                   None
6544 West Iowa Place
Lakewood, CO 80232

Gerald J. Spethman, Jr.                     Assistant Vice President                   None
4322 North 143rd Street
Omaha, NE 68164

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by each principal underwriter who is not an affiliated person of the Fund or any affiliated person of an affiliated person.

          Not applicable.

Item 28.          Location of Accounts and Records

          State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) and the rules under that section.

          The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Fund's administrator, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788-0132.

Item 29.          Management Services

          Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Fund for the last three fiscal years.

          All contracts were discussed in Parts A and B.

Item 30.          Undertakings

          In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3).

          Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 20th day of October 1999

                                              HICAPS FUNDS, INC.
                                              (Registrant)


                                              By /s/ Terry L. Maltarich
                                                 ------------------------------
                                                 Terry L. Maltarich, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




/s/ Terry L. Maltarich                      President (principal                October 20, 1999
--------------------------------
Terry L. Maltarich                          executive officer)


/s/ Michael F. Imhoff                       Treasurer (principal financial      October 20, 1999
--------------------------------
Michael F. Imhoff                           and accounting officer)

Donna Bates Boucher*                        Director

Robert G. Bush*                             Director

John T. Hughes*                             Director

Alan M. Scott*                              Director

Howard Van Deusen*                          Director





*By /s/ Terry L. Maltarich
--------------------------------                                                October 20, 1999
Terry L. Maltarich, Attorney-in-Fact